Form N-1A Supplement	Jun. 24, 2025
Lazard Emerging Markets Core Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	THE LAZARD FUNDS, INC. Lazard Emerging Markets Core Equity Portfolio Supplement to Current Summary Prospectus and Prospectus Please retain this supplement for future reference.